UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                               The TS&W Portfolios
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-487-9386

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                                                  APRIL 30, 2003

[PHOTO OMITTED]
                               THE TS&W PORTFOLIOS
                               SEMI-ANNUAL REPORT

                         THE ADVISORS' INNER CIRCLE FUND

o  TS&W EQUITY PORTFOLIO
o  TS&W FIXED INCOME PORTFOLIO
o  TS&W INTERNATIONAL EQUITY PORTFOLIO

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS
                                                             APRIL 30, 2003

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter .............................................   1

Statements of Net Assets
     Equity ......................................................   6
     Fixed Income ................................................  10
     International Equity ........................................  16

Statements of Operations .........................................  21

Statements of Changes in Net Assets
     Equity ......................................................  22
     Fixed Income ................................................  23
     International Equity ........................................  24

Financial Highlights
     Equity ......................................................  25
     Fixed Income ................................................  26
     International Equity ........................................  27

Notes to Financial Statements ....................................  28



--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------


April 30, 2003

Dear Shareholders:

We are pleased to provide you with our semi-annual report for the period ended April 30, 2003 on the TS&W Portfolios managed by Thompson, Siegel & Walmsley, Inc. (TS&W).

On April 30, 2003 the Equity Portfolio's value was $45,457,405, the Fixed Income Portfolio's value $37,785,939 and the International Equity Portfolio value was $54,052,243.

Participants in these Portfolios include the TS&W retirement plan, TS&W investment advisory clients, and others seeking investment management direction from TS&W. We encourage our clients to pursue a balanced investment approach, and where appropriate utilize a combination of these Portfolios to achieve their specific investment objectives.

The Portfolios are managed by the TS&W team of investment professionals utilizing the same investment philosophy and decision making process which has been in place at our firm for over three decades. We pursue a conservative approach that emphasizes relative values in the selection of securities. We stress quality securities and a diversified approach in structuring portfolios.

Our decision making process focuses on top-down economic analysis; fundamental analysis of economic sectors, industries, and companies; and an analysis of absolute and relative values in the market. Our long-term goal is to achieve above-average results at below-average levels of risk over a complete economic or market cycle.

TS&W EQUITY PORTFOLIO

The TS&W Equity Portfolio gained 6.6% in the fiscal quarter ended April 30, 2003, while the U.S. stock market, as measured by the S&P 500 Index, gained 7.7%. In the first six months of the current fiscal year, the Portfolio returned 6.4%, while the S&P 500 Index was up 4.5%. The stock market's bounce came in spite of economic data that suggested that the U.S. economy was close to slumping back into recession in the early part of the year.

Two factors provided a lift to the U.S. stock market in the final month of the quarter. First, a quick end to the war in Iraq reversed the sharp run-up in energy prices and buoyed consumer confidence and investor sentiment. Second, and perhaps more significantly, corporate profits continued to improve in the first three months of the current calendar year. Profits for the S&P 500 Index companies were up about 12% from the prior year, exceeding most forecasts. With interest rates hovering at 40-year lows and earnings on the upswing, investors concluded that stocks were reasonably valued compared to bonds, and most market sectors enjoyed gains.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

The recent gains are a welcome development after a three-year stock market decline. Further increase in the broad market averages will depend largely on the direction and pace of economic activity, however, and specifically on the rate of corporate earnings growth. Offsetting the anticipated improvement in corporate earnings is the overall level of valuation in the marketplace, which is reasonable, but not extraordinarily attractive. Over time we anticipate a slight headwind as valuations adjust to levels closer to historic norms.

Economic readings taken since the war's end suggest a mixed picture, with confidence indicators on the rise, but few signs of increased business spending or hiring activity. We expect the pace of economic activity to improve slowly over the next few quarters, aided by fiscal and monetary stimulus and the falling value of the U.S. dollar, which should help to boost U.S. net exports.

Thompson, Siegel & Walmsley continues to believe that stocks will provide appealing returns to patient investors. The dividend yield on the stocks in the TS&W Equity Portfolio now exceeds the yield on short term Treasuries, a rare occurrence that highlights the relative value in stocks. We also believe, however, that the current slow growth environment demands a disciplined approach to stock selection and valuation. As investor attitudes fluctuate, we anticipate opportunities to buy good companies at reasonable prices and offsetting opportunities to reduce positions in stocks that have become too expensive in light of their longer-term prospects.

TS&W FIXED INCOME PORTFOLIO

The TS&W Fixed Income Portfolio returned 2.4% for the quarter ended April 30, 2003, and 4.0% for six months ended April 30, 2003. The Portfolio's benchmark, the Lehman Brothers Government/Credit Index, returned 2.7% and 5.5% respectively. Corporate bonds continue to be the best performing sector in the fixed income market, outpacing Treasury bond returns by a wide margin. Improving balance sheets and low Treasury yields should continue to bode well for the corporate bond sector.

The TS&W Fixed Income Portfolio's duration at the end of the quarter was 4.9 years with an average maturity of 7.1 years. The duration of the benchmark index was 5.4 years with an average maturity of 8.7 years. At quarter end, 29.3% of the Portfolio's assets were invested in Treasury or Agency securities, 48.6% in Corporate bonds, 19.5% in Mortgage pass-throughs, and 2.6% in cash equivalents. The average credit rating of the portfolio is AA2.

We expect short term interest rates to remain low until we see evidence of a stronger, more sustainable economic recovery. Longer interest rates may edge higher in response to larger budget deficits and increased Treasury issuance, however low inflation should limit the rise in interest rates. We expect Corporate securities and

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

Mortgage-backed securities to continue to provide better relative returns than Treasury bonds through higher absolute yield levels. We believe the TS&W Fixed Income Portfolio is well positioned to provide continued performance, stability, and capital preservation in the months ahead.

TS&W INTERNATIONAL EQUITY PORTFOLIO

The TS&W International Equity Portfolio returned 5.1% for the three-month period ended April 30, 2003. The Morgan Stanley Capital International EAFE Index ("EAFE"), our benchmark index, was up 5.2%. The Portfolio returned 0.2% for the six-month period ending April 30, 2003 while EAFE rose 1.8% during the same period.

The quarter was neatly divided into two halves. During the first six weeks of the quarter EAFE declined almost 10% while it climbed nearly 15% for the second half. The bottom point coincided with the US ultimatum to Iraq to disarm.

The positive returns for the quarter were due to a strong European stock market, which appreciated over 8% in dollar terms. Countries on the periphery of Europe like Finland, Spain, Ireland, and Denmark appreciated in double digits while core countries like France and Germany rose less. The markets rallied in relief that the Iraq war was relatively short.

The Far East, especially Japan, was hard hit and fell nearly 6% during the quarter. The initial impact of the SARS virus, worries over North Korea, and the distractions of Iraq led to diminished investor interest in Asia.

The best performing sectors this quarter were among those hardest hit in recent quarters, e.g., Financials and Telecommunications. The converse was also true as Energy and Consumer Discretionaries were weak in this rebound.

The TS&W International Equity Portfolio continues to seek broad diversification by geographic region and economic sectors. Market volatility caused by rapid rotation among sectors argues for sound diversification. We believe the Portfolio is well positioned to participate in any recovery in stock market sentiment.

Respectfully submitted,

\s\ Matthew G. Thompson
----------------------
Matthew G. Thompson
President

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

                 TS&W EQUITY TOP TEN HOLDINGS AT APRIL 30, 2003
                         (AS A PERCENTAGE OF NET ASSETS)

 1. General Electric (3.8%)           6. Citigroup (3.0%)
 2. International Paper (3.2%)        7. Kimberly-Clark (2.9%)
 3. Hewlett-Packard (3.1%)            8. Gillette (2.9%)
 4. Abbott Laboratories (3.0%)        9. Omnicom Group (2.6%)
 5. Wyeth (3.0%)                     10. Target (2.6%)

          TS&W INTERNATIONAL EQUITY TOP TEN HOLDINGS AT APRIL 30, 2003
                         (AS A PERCENTAGE OF NET ASSETS)

 1. GlaxoSmithKline (2.3%)            7. Australia & New Zealand
 2. Unilever (2.2%)                        Banking Group (2.1%)
 3. Vodafone Group (2.2%)             8. Novartis (2.1%)
 4. ING Groep (2.2%)                  9. Psion (2.1%)
 5. TPG (2.1%)                       10. Total Fina Elf (2.0%)
 6. Nordea (2.1%)

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX is an unmanaged index of investment grade bonds, including U.S. government treasury bonds, corporate bonds and yankee bonds.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an unmanaged index comprised of over 1,000 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 INDEX is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

THE ADVISORS' INNER CIRCLE FUND                       TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK -- 95.3%
----------------------------------------------------------------------------------

                                                            SHARES         VALUE
                                                          ----------    ----------
ADVERTISING -- 2.6%
   Omnicom Group .........................................    18,850    $1,166,815
                                                                        ----------
AEROSPACE & DEFENSE -- 2.8%
   Boeing ................................................    22,700       619,256
   General Dynamics ......................................    10,700       664,149
                                                                        ----------
                                                                         1,283,405
                                                                        ----------
APPAREL/TEXTILES -- 1.5%
   VF ....................................................    17,500       688,450
                                                                        ----------
BANKS -- 6.6%
   Bank of America .......................................     8,350       618,317
   PNC Financial Services Group ..........................    16,700       733,130
   Wachovia ..............................................    22,100       844,441
   Wells Fargo ...........................................    16,500       796,290
                                                                        ----------
                                                                         2,992,178
                                                                        ----------
BUILDING & CONSTRUCTION -- 1.0%
   Vulcan Materials ......................................    12,500       437,125
                                                                        ----------
CHEMICALS -- 1.3%
   Air Products & Chemicals ..............................    13,400       577,138
                                                                        ----------
COMPUTERS & SERVICES -- 6.5%
   Cisco Systems* ........................................    52,000       782,080
   Hewlett-Packard .......................................    84,830     1,382,729
   Microsoft .............................................    31,500       805,455
                                                                        ----------
                                                                         2,970,264
                                                                        ----------
ELECTRICAL SERVICES -- 2.1%
   Dominion Resources ....................................    16,500       976,470
                                                                        ----------
FINANCIAL SERVICES -- 6.9%
   Citigroup .............................................    34,466     1,352,790
   Goldman Sachs Group ...................................    10,400       789,360
   Merrill Lynch .........................................    24,575     1,008,804
                                                                        ----------
                                                                         3,150,954
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------

                                                            SHARES         VALUE
                                                          ----------    ----------
FOOD, BEVERAGE & TOBACCO -- 2.3%
   Unilever ..............................................    16,700    $1,051,599
                                                                        ----------
HOME PRODUCTS -- 2.9%
   Gillette ..............................................    42,950     1,307,827
                                                                        ----------
INSURANCE -- 7.5%
   Chubb .................................................    14,100       745,749
   Humana* ...............................................    62,900       695,045
   MetLife ...............................................    35,600     1,022,788
   Travelers Property Casualty ...........................    57,955       940,610
                                                                        ----------
                                                                         3,404,192
                                                                        ----------
MACHINERY -- 1.9%
   Caterpillar ...........................................    16,650       875,790
                                                                        ----------
MANUFACTURING -- 3.8%
   General Electric ......................................    58,150     1,712,517
                                                                        ----------
MEDICAL PRODUCTS & SERVICES -- 2.4%
   Becton Dickinson ......................................    30,250     1,070,850
                                                                        ----------
OIL & GAS -- 5.1%
   KeySpan ...............................................    20,000       677,400
   Schlumberger ..........................................    22,000       922,460
   Unocal ................................................    26,500       734,050
                                                                        ----------
                                                                         2,333,910
                                                                        ----------
PAPER & PAPER PRODUCTS -- 6.0%
   International Paper ...................................    39,800     1,422,850
   Kimberly-Clark ........................................    26,600     1,323,882
                                                                        ----------
                                                                         2,746,732
                                                                        ----------
PETROLEUM & FUEL PRODUCTS -- 5.0%
   Anadarko Petroleum ....................................    25,300     1,123,320
   ChevronTexaco .........................................    18,384     1,154,699
                                                                        ----------
                                                                         2,278,019
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------

                                                            SHARES         VALUE
                                                          ----------    ----------
PHARMACEUTICALS -- 8.0%
   Abbott Laboratories ...................................    33,450    $1,359,074
   Merck .................................................    16,000       930,880
   Wyeth .................................................    31,200     1,358,136
                                                                        ----------
                                                                         3,648,090
                                                                        ----------
PRINTING & PUBLISHING -- 1.9%
   Gannett ...............................................    11,550       874,566
                                                                        ----------
RETAIL -- 10.0%
   CVS ...................................................    43,250     1,047,083
   Darden Restaurants ....................................    33,900       593,589
   Dollar Tree Stores* ...................................    41,500     1,056,175
   Outback Steakhouse ....................................    18,600       664,764
   Target ................................................    34,800     1,163,712
                                                                        ----------
                                                                         4,525,323
                                                                        ----------
SEMICONDUCTORS/INSTRUMENTS -- 1.0%
   Intel .................................................    24,300       447,120
                                                                        ----------
STEEL & STEEL WORKS -- 1.4%
   Nucor .................................................    15,250       622,963
                                                                        ----------
TELEPHONES & TELECOMMUNICATIONS -- 2.4%
   Verizon Communications ................................    29,500     1,102,710
                                                                        ----------
TRANSPORTATION SERVICES -- 2.4%
   Union Pacific .........................................    17,950     1,068,384
                                                                        ----------
   TOTAL COMMON STOCK
      (Cost $42,434,068) .................................              43,313,391
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.7%
----------------------------------------------------------------------------------

                                                              FACE
                                                             AMOUNT       VALUE
                                                           ----------  -----------
  Morgan Stanley, 1.27%, dated 04/30/03, due 05/01/03,
      to be repurchased at $1,669,566, collateralized by
      $1,630,055 Federal National Mortgage
      Association Bond, 6.5%, 08/01/32, valued at
      $1,702,898 (Cost $1,669,507) .......................$1,669,507   $ 1,669,507
                                                                       -----------
   TOTAL INVESTMENTS -- 99.0%
      (Cost $44,103,575) .................................              44,982,898
                                                                       -----------

 OTHER ASSETS AND LIABILITIES --  1.0%
   Investment Advisory Fees Payable ......................                 (25,105)
   Administrative Fees Payable ...........................                 (10,587)
   Other Assets and Liabilities, Net .....................                 510,199
                                                                       -----------
   TOTAL OTHER ASSETS AND LIABILITIES ....................                 474,507
                                                                       -----------

----------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
   Paid in capital .......................................              52,853,074
   Undistributed net investment income ...................                   3,845
   Accumulated net realized loss on investments ..........              (8,278,837)
   Net unrealized appreciation on investments ............                 879,323
                                                                       -----------
   TOTAL NET ASSETS-- 100.0%                                           $45,457,405
                                                                       ===========

   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization-- no par value) ...........               4,975,375
   NET ASSET VALUE, Offering and Redemption
      Price Per Share ....................................                   $9.14
                                                                             =====

   *  NON-INCOME PRODUCING SECURITY


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------



----------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
CORPORATE OBLIGATIONS -- 52.0%
----------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT         VALUE
                                                          ----------    ----------
AUTOMOTIVE -- 2.3%
   DaimlerChrysler North America Holding
      3.400%, 12/15/04 ................................... $ 360,000    $  365,075
   General Motors
      6.250%, 05/01/05 ...................................   500,000       520,000
                                                                        ----------
                                                                           885,075
                                                                        ----------
BANKS -- 8.4%
   Bank of America
      7.800%, 02/15/10 ...................................   690,000       839,250
   Bank One
      6.000%, 08/01/08 ...................................   440,000       492,917
   First Union National Bank
      7.875%, 02/15/10 ...................................   615,000       739,538
   FleetBoston Financial
      6.500%, 03/15/08 ...................................   500,000       562,652
   Wells Fargo
      5.125%, 02/15/07 ...................................   500,000       541,452
                                                                        ----------
                                                                         3,175,809
                                                                        ----------
COMMERCIAL BANKS -- 2.3%
   Citigroup
      7.250%, 10/01/10 ...................................   445,000       527,542
   Countrywide Financial
      3.500%, 12/19/05 ...................................   350,000       358,418
                                                                        ----------
                                                                           885,960
                                                                        ----------
COMPUTERS & SERVICES -- 1.3%
   Hewlett-Packard
      7.150%, 06/15/05 ...................................   435,000       478,850
                                                                        ----------
ELECTRICAL SERVICES -- 6.3%
   Duke Energy
      6.250%, 01/15/12 ...................................   550,000       603,722
   FPL Group Capital
      3.250%, 04/11/06 ...................................   485,000       490,484


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME
                                                     PORTFOLIO
                                                     APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
----------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT         VALUE
                                                          ----------    ----------
ELECTRICAL SERVICES -- CONTINUED
   General Electric Capital, Global MTN, Ser A
      6.750%, 03/15/32 ................................... $ 855,000    $  989,395
   Peco Energy
      3.500%, 05/01/08 ...................................   300,000       302,857
                                                                        ----------
                                                                         2,386,458
                                                                        ----------
ENTERTAINMENT -- 2.6%
   Viacom
      6.625%, 05/15/11 ...................................   365,000       420,487
   Walt Disney, MTN
      4.875%, 07/02/04 ...................................   555,000       572,502
                                                                        ----------
                                                                           992,989
                                                                        ----------
FINANCIAL SERVICES -- 7.2%
   American Express
      5.500%, 09/12/06 ...................................   640,000       696,777
   Citigroup
      6.750%, 12/01/05 ...................................   270,000       300,375
   Countrywide Home Loan, MTN
      5.625%, 05/15/07 ...................................   365,000       395,380
   International Lease Finance
      4.500%, 05/01/08 ...................................   260,000       261,245
   National Rural Utilities
      6.000%, 05/15/06 ...................................   240,000       263,517
   SLM Corporation
      3.625%, 03/17/08 ...................................   350,000       352,618
   Washington Mutual
      4.375%, 01/15/08 ...................................   425,000       442,351
                                                                        ----------
                                                                         2,712,263
                                                                        ----------
METALS -- 1.2%
   Alcoa
      6.000%, 01/15/12 ...................................   425,000       468,491
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME
                                                     PORTFOLIO
                                                     APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
----------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT         VALUE
                                                          ----------    ----------
MISCELLANEOUS BUSINESS SERVICES -- 1.6%
   EOP Operating LP
      6.763%, 06/15/07 ................................... $ 536,000    $  594,960
                                                                        ----------
OFFICE AUTOMATION & EQUIPMENT -- 0.7%
   Pitney Bowes Credit
      5.750%, 08/15/08 ...................................   250,000       277,233
                                                                        ----------
PETROLEUM & FUEL PRODUCTS -- 2.8%
   ChevronTexaco
      3.375%, 02/15/08 ...................................   195,000       197,894
   Computer Science
      5.000%, 02/15/13 ...................................   475,000       478,252
   Conoco
      6.950%, 04/15/29 ...................................   335,000       391,950
                                                                        ----------
                                                                         1,068,096
                                                                        ----------
REAL ESTATE INVESTMENT TRUSTS -- 1.8%
   Simon Debartlo
      6.750%, 02/09/04 ...................................   640,000       664,393
                                                                        ----------
RETAIL -- 1.8%
   Target
      7.000%, 07/15/31 ...................................   575,000       676,460
                                                                        ----------
SECURITIES BROKERAGE/DEALERS -- 5.7%
   Goldman Sachs
      5.250%, 04/01/13 ...................................   265,000       272,682
      4.125%, 01/15/08 ...................................   240,000       247,693
   JP Morgan Chase CMO
      5.050%, 12/12/34 ...................................   565,000       587,045
   LB-UBS CMT
      3.899%, 12/15/26 ...................................   415,000       425,706
   Morgan Stanley
      3.625%, 04/01/08 ...................................   600,000       604,855
                                                                        ----------
                                                                         2,137,981
                                                                        ----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME
                                                     PORTFOLIO
                                                     APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
----------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT         VALUE
                                                          ----------    ----------
TELEPHONES & TELECOMMUNICATIONS -- 4.5%
   Dominion Resources
      8.125%, 06/15/10 ................................... $ 300,000    $  362,326
   GTE
      8.750%, 11/01/21 ...................................   440,000       572,550
   SBC Communications
      5.750%, 05/02/06 ...................................   690,000       754,357
                                                                        ----------
                                                                         1,689,233
                                                                        ----------
TRANSPORTATION -- 1.5%
   CSX
      7.450%, 05/01/07 ...................................   500,000       572,500
                                                                        ----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $18,600,007) .................................              19,666,751
                                                                        ----------

----------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 16.8%
----------------------------------------------------------------------------------
   Federal Government Loan Mortgage Corporation
      6.000%, 12/01/32 ...................................   475,501       495,159
   Federal National Mortgage Association
      7.500%, 04/01/29 ...................................   487,442       521,256
      7.000%, 03/01/11 ...................................   402,229       430,007
      6.000%, 02/01/14 ...................................   919,836       966,476
      6.000%, 06/01/16 ...................................   649,065       680,434
      6.000%, 07/01/16 ...................................   523,279       548,569
   Government National Mortgage Association
      7.500%, 12/15/28 ...................................   710,990       759,870
      7.000%, 03/15/29 ...................................   765,752       812,891
      6.000%, 11/15/31 ................................... 1,068,569     1,119,326
                                                                        ----------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
      (Cost $6,076,003) ..................................               6,333,988
                                                                        ----------

----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.5%
----------------------------------------------------------------------------------
   Federal Home Loan Mortgage Corporation
      3.500%, 02/13/08 ...................................   550,000       562,991
      3.250%, 02/25/08 ...................................   490,000       494,954
      2.500%, 07/28/05 ...................................   300,000       302,300

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME
                                                     PORTFOLIO
                                                     APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
----------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT         VALUE
                                                          ----------    ----------
   Federal National Mortgage Association
      6.375%, 06/15/09 ................................... $ 850,000    $  986,077
      6.000%, 05/15/11 ...................................   750,000       854,039
      5.500%, 02/15/06 ...................................   500,000       546,100
      5.000%, 01/15/07 ...................................   220,000       239,256
      2.375%, 03/17/06 ...................................   350,000       351,662
                                                                        ----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $4,124,332) ..................................               4,337,379
                                                                        ----------

----------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 16.1%
----------------------------------------------------------------------------------
   United States Treasury Bill
      1.160%, 05/22/03 ...................................   500,000       499,638
   United States Treasury Bonds
      6.250%, 08/15/23 ................................... 2,285,000     2,706,297
      5.375%, 02/15/31 ...................................   710,000       774,732
   United States Treasury Notes
      5.250%, 05/15/04 ...................................   165,000       171,916
      5.000%, 02/15/11 ...................................    95,000       104,218
      4.625%, 05/15/06 ................................... 1,240,000     1,335,664
      3.250%, 12/31/03 ...................................   500,000       507,010
                                                                        ----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $5,957,416) ..................................               6,099,475
                                                                        ----------

----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.3%
----------------------------------------------------------------------------------
   Morgan Stanley, 1.05%, dated 04/30/03, due 05/01/03,
      to be repurchased at $873,884, collateralized by
      $826,787 of a U.S. Treasury Inflationary Index
      Note, 3.00%, 07/15/12, valued at $891,361
      (Cost $873,859) ....................................   873,859       873,859
                                                                        ----------
   TOTAL INVESTMENTS -- 98.7%
      (Cost $35,631,617) .................................              37,311,452
                                                                        ----------

 OTHER ASSETS AND LIABILITIES --   1.3%
   Investment Advisory Fees Payable ......................                 (10,700)
   Administration Fees Payable ...........................                  (8,095)
   Other Assets and Liabilities, Net .....................                 493,282
                                                                        ----------
   TOTAL OTHER ASSETS AND LIABILITIES ....................                 474,487
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME
                                                     PORTFOLIO
                                                     APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------

                                                                          VALUE
                                                                       -----------

   Paid in capital .......................................             $35,634,688
   Distribution in excess of net investment income .......                 (49,333)
   Accumulated net realized gain on investments ..........                 520,749
   Net unrealized appreciation on investments ............               1,679,835
                                                                       -----------
   TOTAL NET ASSETS-- 100.0% .............................             $37,785,939
                                                                       ===========

   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization-- no par value) ...........               3,489,931
   NET ASSET VALUE, Offering and Redemption
      Price Per Share ....................................                  $10.83
                                                                            ======

    CMO COLLATERALIZED MORTGAGE OBLIGATION
    CMT COLLATERALIZED MORTGAGE TRUST
     LP LIMITED PARTNERSHIP
    MTN MEDIUM TERM NOTE
    SER SERIES




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------



----------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
FOREIGN COMMON STOCK -- 92.7%
----------------------------------------------------------------------------------

                                                            SHARES         VALUE
                                                          ----------    ----------
AUSTRALIA -- 2.8%
   Australia & New Zealand Banking Group .................    93,900    $1,095,485
   Brambles Industries ...................................   133,000       428,470
                                                                        ----------
                                                                         1,523,955
                                                                        ----------
CANADA -- 1.1%
   Bombardier, Cl B ......................................   253,500       613,164
                                                                        ----------
FINLAND -- 2.0%
   Nokia Oyj ADR .........................................    63,800     1,057,166
                                                                        ----------
FRANCE -- 6.3%
   AXA ...................................................    58,200       883,986
   BNP Paribas ...........................................    16,800       788,575
   Total Fina Elf ........................................     8,200     1,075,266
   Valeo .................................................    24,003       687,631
                                                                        ----------
                                                                         3,435,458
                                                                        ----------
GERMANY -- 9.0%
   Adidas-Salomon ........................................    10,300       886,249
   Allianz ...............................................     5,900       417,122
   Deutsche Bank .........................................    18,800       972,250
   E.ON ..................................................    15,000       689,250
   Schering ..............................................    22,500     1,003,145
   T-Online International* ...............................   112,700       885,443
                                                                        ----------
                                                                         4,853,459
                                                                        ----------
HONG KONG -- 5.6%
   China Mobile ..........................................   399,000       800,655
   CNOOC ADR .............................................    21,400       561,108
   Denway Motors ......................................... 2,628,000       867,683
   Li & Fung .............................................   696,000       780,864
                                                                        ----------
                                                                         3,010,310
                                                                        ----------
ITALY -- 4.9%
   ENI-Ente Nazionale Idrocarburi ........................    65,700       936,312
   Parmalat Finanziaria ..................................   247,616       632,817
   Telecom Italia/Savings Shares .........................   215,500     1,060,596
                                                                        ----------
                                                                         2,629,725
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------

                                                            SHARES         VALUE
                                                          ----------    ----------
JAPAN -- 11.5%
   Nomura Holdings .......................................    88,000    $  871,441
   NTT DoCoMo ............................................       470       969,478
   Ricoh .................................................    59,000       904,838
   Rohm ..................................................     8,000       824,417
   Sony ..................................................    26,300       639,527
   Suzuki Motor ..........................................    86,000     1,018,212
   Takefuji ..............................................    18,700       973,730
                                                                        ----------
                                                                         6,201,643
                                                                        ----------
NETHERLANDS -- 5.8%
   ING Groep .............................................    70,256     1,140,803
   Koninklijke Philips Electronics .......................    48,600       904,141
   TPG ...................................................    71,198     1,110,808
                                                                        ----------
                                                                         3,155,752
                                                                        ----------
SINGAPORE -- 0.4%
   Datacraft Asia* .......................................   459,573       243,574
                                                                        ----------
SOUTH KOREA -- 2.0%
   Samsung Electronics ...................................     4,254     1,067,877
                                                                        ----------
SPAIN -- 4.3%
   Banco Santander Central Hispano .......................    68,000       534,251
   Endesa ................................................    54,500       773,048
   Repsol ADR ............................................    71,000     1,033,050
                                                                        ----------
                                                                         2,340,349
                                                                        ----------
SWEDEN -- 3.8%
   Assa Abloy ............................................    99,821       951,873
   Nordea ................................................   207,000     1,098,305
                                                                        ----------
                                                                         2,050,178
                                                                        ----------
SWITZERLAND -- 7.3%
   Credit Suisse Group* ..................................    33,800       807,432
   Novartis ..............................................    27,700     1,092,642
   Roche Holding .........................................    16,000     1,018,064
   SGS Societe Generale Surveillance Holdings ............     2,980     1,042,549
                                                                        ----------
                                                                         3,960,687
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------


                                                            SHARES         VALUE
                                                          ----------    ----------
UNITED KINGDOM -- 25.9%
   Anglo American ........................................    68,200    $  976,646
   Avis Europe ...........................................   402,400       551,489
   Aviva .................................................   125,247       880,774
   Barclays ..............................................   126,600       874,608
   Gallaher Group ........................................   109,019     1,032,370
   Geest .................................................   145,211     1,073,386
   GlaxoSmithKline .......................................    60,992     1,222,405
   HSBC Holdings .........................................    92,715     1,013,451
   Psion* ................................................   978,300     1,090,589
   Rio Tinto .............................................    49,600       948,107
   Scottish & Southern Energy ............................    90,000       924,907
   Tesco .................................................   329,678     1,043,278
   Unilever ..............................................   120,242     1,181,887
   Vodafone Group ........................................   590,805     1,166,154
                                                                        ----------
                                                                        13,980,051
                                                                        ----------
   TOTAL FOREIGN COMMON STOCK
      (Cost $60,549,465) .................................              50,123,348
                                                                        ----------

----------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANY -- 1.3%
----------------------------------------------------------------------------------
   iShares MSCI Japan Index Fund*
      (Cost $937,552) ....................................   109,600       702,536
                                                                        ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.9%
----------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT         VALUE
                                                          ----------   -----------
 Morgan Stanley, 1.27%, dated 04/30/03, due 05/01/03, to
     be repurchased at $2,083,023, collateralized by
     $2,033,726 Federal National Mortgage Association
     Bond, 6.50%, 04/01/32, valued at $2,124,608
     (Cost $2,082,949) ...................................$2,082,949   $ 2,082,949
                                                                       -----------
   TOTAL INVESTMENTS -- 97.9%
      (Cost $63,569,966) .................................              52,908,833
                                                                       -----------

 OTHER ASSETS AND LIABILITIES --  2.1%
   Investment Advisory Fees Payable ......................                 (41,549)
   Administration Fees Payable ...........................                 (10,107)
   Other Assets and Liabilities, Net .....................               1,195,066
                                                                       -----------
   TOTAL OTHER ASSETS AND LIABILITIES ....................               1,143,410
                                                                       -----------

----------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
   Paid in capital                                                      72,069,118
   Undistributed net investment income                                     195,958
   Accumulated net realized loss on investments                         (7,574,385)
   Net unrealized depreciation on investments                          (10,661,133)
   Net unrealized appreciation on forward foreign
   currency contracts, foreign currencies, and
   translation of other assets and liabilities
   denominated in foreign currencies .....................                  22,685
                                                                       -----------
   TOTAL NET ASSETS-- 100.0% .............................             $54,052,243
                                                                       ===========

INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization-- no par value) ..............               5,818,821
NET ASSET VALUE, Offering and Redemption
   Price Per Share .......................................                   $9.29
                                                                             =====

   * NON-INCOME PRODUCING SECURITY
 ADR AMERICAN DEPOSITARY RECEIPT
  CL CLASS





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

At April 30, 2003 sector diversification of the Portfolio was as follows:

                                                          % OF
SECTOR DIVERSIFICATION                                 NET ASSETS        VALUE
----------------------                                 ----------    ------------
FOREIGN COMMON STOCK
Banks ...............................................       13.3%     $ 7,184,357
Telephones & Telecommunications .....................        9.8        5,297,623
Electrical Components & Equipment ...................        9.6        5,183,639
Food, Beverage & Tobacco ............................        9.2        4,963,738
Medical Products & Services .........................        8.0        4,336,255
Transportation ......................................        6.8        3,684,335
Petroleum & Fuel Services ...........................        6.7        3,605,736
Insurance ...........................................        6.1        3,322,685
Consumer Services ...................................        4.6        2,480,288
Diversified Operations ..............................        3.7        2,018,280
Computers & Services ................................        3.7        1,976,032
Metals ..............................................        3.5        1,899,981
Financial Services ..................................        3.4        1,845,170
Office Equipment ....................................        1.7          904,838
Wholesale ...........................................        1.4          780,864
Audio/Video .........................................        1.2          639,527
                                                          ------      -----------
TOTAL FOREIGN COMMON STOCK ..........................       92.7       50,123,348
SHORT-TERM INVESTMENT ...............................        1.3          702,536
REPURCHASE AGREEMENT ................................        3.9        2,082,949
                                                          ------      -----------
TOTAL INVESTMENTS ...................................       97.9       52,908,833
OTHER ASSETS AND LIABILITIES, NET ...................        2.1        1,143,410
                                                          ------      -----------
NET ASSETS ..........................................      100.0%     $54,052,243
                                                          ======      ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       THE TS&W PORTFOLIOS FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------

                                                              TS&W        TS&W
                                                   TS&W       FIXED   INTERNATIONAL
                                                  EQUITY     INCOME      EQUITY
                                                 PORTFOLIO  PORTFOLIO   PORTFOLIO
                                               -----------  ---------  ----------
INVESTMENT INCOME
Dividends ...................................  $   448,226  $      --  $  750,708
Interest ....................................       19,161    804,437      15,460
Less: Foreign Taxes Withheld ................       (1,555)        --     (89,622)
                                               -----------  ---------  ----------
   TOTAL INCOME .............................      465,832    804,437     676,546
                                               -----------  ---------  ----------
EXPENSES
Investment Advisory Fees ....................      166,978     84,457     291,598
Administrative Fees .........................       54,815     46,194      72,552
Transfer Agent Fees .........................       19,607     17,517      21,527
Audit Fees ..................................        7,236      7,388       7,427
Printing Fees ...............................        7,124      8,074       6,965
Legal Fees ..................................        4,887      4,525       5,380
Filing and Registration Fees ................        4,583      7,682       6,508
Shareholder Servicing Fees ..................        3,915         91       3,279
Trustees' Fees ..............................        1,596      1,866       2,621
Custodian Fees ..............................        1,288      1,801      22,323
Other Expenses ..............................        1,952      5,445       1,579
                                               -----------  ---------  ----------
   NET EXPENSES .............................      273,981    185,040     441,759
                                               -----------  ---------  ----------

NET INVESTMENT INCOME .......................      191,851    619,397     234,787
                                               -----------  ---------  ----------
NET REALIZED GAIN (LOSS) ON:
   Investments ..............................   (3,237,999)   521,010  (4,344,422)
   Foreign Currency Transactions ............           --         --     (38,702)
                                               -----------  ---------  ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS ............   (3,237,999)   521,010  (4,383,124)
                                               -----------  ---------  ----------
NET CHANGE IN UNREALIZED
   APPRECIATION ON:
   Investments ..............................    5,652,532    321,658   3,765,463
   Foreign Currency Transactions ............           --         --      15,018
                                               -----------  ---------  ----------
NET CHANGE IN UNREALIZED APPRECIATION .......    5,652,532    321,658   3,780,481
                                               -----------  ---------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY ......    2,414,533    842,668    (602,643)
                                               -----------  ---------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................  $ 2,606,384 $1,462,065  $ (367,856)
                                               =========== ==========  ==========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO


--------------------------------------------------------------------------------


------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                               ENDED
                                                             APRIL 30,   YEAR ENDED
                                                               2003      OCTOBER 31,
                                                            (UNAUDITED)     2002
                                                            -----------  -----------
OPERATIONS:
   Net Investment Income ................................ $   191,851  $   349,570
   Net Realized Loss on Investments .....................  (3,237,999)  (4,798,984)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments .....................................   5,652,532   (6,382,329)
                                                          -----------  -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ....................................   2,606,384  (10,831,743)
                                                          -----------  -----------
DISTRIBUTIONS:
   Net Investment Income ................................    (188,006)    (362,935)
   Net Realized Gain ....................................          --   (1,335,731)
                                                          -----------  -----------
   TOTAL DISTRIBUTIONS ..................................    (188,006)  (1,698,666)
                                                          -----------  -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ...............................................   2,924,465    5,536,812
   In Lieu of Cash Distributions ........................     183,791    1,675,982
   Redeemed .............................................  (3,804,861)  (8,837,057)
                                                          -----------  -----------
   NET DECREASE IN NET ASSETS FROM CAPITAL
       SHARE TRANSACTIONS ...............................    (696,605)  (1,624,263)
                                                          -----------  -----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS ............   1,721,773  (14,154,672)
                                                          -----------  -----------

NET ASSETS:
   Beginning of Period ..................................  43,735,632   57,890,304
                                                          -----------  -----------
   End of Period (including undistributed net investment
     income of $3,845 and $0, respectively) ............. $45,457,405  $43,735,632
                                                          ===========  ===========

SHARE TRANSACTIONS:
   Issued ...............................................     328,760      515,887
   In Lieu of Cash Distributions ........................      20,952      145,946
   Redeemed .............................................    (442,632)    (833,297)
                                                          -----------  -----------
   NET DECREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .................................     (92,920)    (171,464)
                                                          ===========  ===========


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------

                                                          SIX MONTHS
                                                             ENDED
                                                           APRIL 30,   YEAR ENDED
                                                             2003      OCTOBER 31,
                                                          (UNAUDITED)     2002
                                                          ----------- ------------
OPERATIONS:
   Net Investment Income ...............................  $   619,397  $ 1,762,607
   Net Realized Gain on Investments ....................      521,010      846,843
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ....................................      321,658   (1,076,836)
                                                          -----------  -----------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ...................................    1,462,065    1,532,614
                                                          -----------  -----------
DISTRIBUTIONS:
   Net Investment Income ...............................     (649,764)  (1,794,506)
   Realized Gain .......................................     (768,626)          --
                                                          -----------  -----------
   TOTAL DISTRIBUTIONS .................................   (1,418,390)  (1,794,506)
                                                          -----------  -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ..............................................      887,169    3,574,356
   In Lieu of Cash Distributions .......................    1,396,737    1,899,088
   Redeemed ............................................   (2,753,159) (13,197,112)
                                                          -----------  -----------
   NET DECREASE IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS ................................     (469,253)  (7,723,668)
                                                          -----------  -----------
     TOTAL DECREASE IN NET ASSETS ......................     (425,578)  (7,985,560)
                                                          -----------  -----------

NET ASSETS:
   Beginning of Period .................................   38,211,517   46,197,077
                                                          -----------  -----------
   End of Period (including distributions in excess of
     net investment income of $49,333 and $18,966,
     respectively) .....................................  $37,785,939  $38,211,517
                                                          ===========  ===========

SHARE TRANSACTIONS:
   Issued ..............................................       82,594      340,112
   In Lieu of Cash Distributions .......................      130,699      179,885
   Redeemed ............................................     (256,656)  (1,260,907)
                                                          -----------  -----------
   NET DECREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ................................      (43,363)    (740,910)
                                                          ===========  ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------

                                                          SIX MONTHS
                                                             ENDED
                                                           APRIL 30,   YEAR ENDED
                                                             2003      OCTOBER 31,
                                                          (UNAUDITED)     2002
                                                         ------------ ------------
OPERATIONS:
   Net Investment Income ..............................  $   234,787  $   247,000
   Net Realized Loss on Investments ...................   (4,383,124)  (2,699,511)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ...................................    3,780,481   (6,397,008)
                                                         -----------  -----------
   NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ........................     (367,856)  (8,849,519)
                                                         -----------  -----------
DISTRIBUTIONS:
   Net Investment Income ..............................     (134,769)    (231,773)
                                                         -----------  -----------
CAPITAL SHARE TRANSACTIONS:
   Issued .............................................    2,244,459    5,922,980
   In Lieu of Cash Distributions ......................      131,902      227,062
   Redemption Fees-- Note 9 ...........................        1,900       17,363
   Redeemed ...........................................  (11,477,992) (13,602,096)
                                                         -----------  -----------
   NET DECREASE IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS ...............................   (9,099,731)  (7,434,691)
                                                         -----------  -----------
     TOTAL DECREASE IN NET ASSETS .....................   (9,602,356) (16,515,983)
                                                         -----------  -----------

NET ASSETS:
   Beginning of Period ................................   63,654,599   80,170,582
                                                         -----------  -----------
   End of Period (including undistributed net investment
     income of $195,958 and $134,642, respectively) ...  $54,052,243  $63,654,599
                                                         ===========  ===========

SHARE TRANSACTIONS:
   Issued .............................................      249,353      531,756
   In Lieu of Cash Distributions ......................       14,337       19,642
   Redeemed ...........................................   (1,297,996)  (1,201,714)
                                                         -----------  -----------
   NET DECREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ...............................   (1,034,306)    (650,316)
                                                         ===========  ===========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO


--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------

                                                         SELECTED PER SHARE DATA & RATIOS
                                           FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 SIX MONTHS
                                    ENDED               YEARS ENDED OCTOBER 31,
                                  APRIL 30,  --------------------------------------------
                                    2003
                                 (UNAUDITED)  2002(1)   2001    2000     1999       1998
                                 ----------- -------  -------  -------  -------   -------
Net Asset Value,
   Beginning of Period ........   $  8.63    $ 11.05  $ 13.99  $ 15.42  $ 14.85   $ 16.52
                                  -------    -------  -------  -------  -------   -------
Income from Investment Operations
   Net Investment Income ......      0.04       0.07     0.08     0.14     0.23      0.26
   Net Realized and
     Unrealized Gain (Loss) ...      0.51      (2.17)   (1.16)    0.07     1.78      1.14
                                  -------    -------  -------  -------  -------   -------
Total from Investment
   Operations .................      0.55      (2.10)   (1.08)    0.21     2.01      1.40
                                  -------    -------  -------  -------  -------   -------
Distributions:
   Net Investment Income ......     (0.04)     (0.07)   (0.11)   (0.13)   (0.24)    (0.24)
   Net Realized Gain ..........        --      (0.25)   (1.75)   (1.51)   (1.20)    (2.83)
                                  -------    -------  -------  -------  -------   -------
     Total Distributions ......     (0.04)     (0.32)   (1.86)   (1.64)   (1.44)    (3.07)
                                  -------    -------  -------  -------  -------   -------
Net Asset Value, End of Period    $  9.14    $  8.63  $ 11.05  $ 13.99  $ 15.42   $ 14.85
                                  =======    =======  =======  =======  =======   =======

TOTAL RETURN+ .................      6.36%*   (19.68)%  (8.79)%   1.83%   14.64%     9.23%
                                  =======    =======  =======  =======  =======   =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ................   $45,457    $43,736  $57,890  $70,196  $93,234   $95,336
Ratio of Expenses to
   Average Net Assets .........      1.23%**    1.22%    1.19%    1.06%    1.05%     0.99%
Ratio of Net Investment Income
   to Average Net Assets ......      0.86%**    0.62%    0.63%    0.99%    1.40%     1.67%
Portfolio Turnover Rate .......        26%        33%      42%      42%      42%       63%


+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
*  NOT ANNUALIZED
** ANNUALIZED
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND TS&W EQUITY PORTFOLIO ACQUIRED THE ASSETS OF THE UAM TS&W EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND TS&W EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM TS&W EQUITY PORTFOLIO. SEE NOTE 1 TO THE FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------

                                                         SELECTED PER SHARE DATA & RATIOS
                                           FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 SIX MONTHS
                                    ENDED               YEARS ENDED OCTOBER 31,
                                  APRIL 30,  --------------------------------------------
                                    2003
                                 (UNAUDITED)  2002(1)   2001    2000     1999       1998
                                 ----------- -------  -------  -------  -------   -------
Net Asset Value,
   Beginning of Period ........   $ 10.81    $ 10.81  $ 10.09  $10.07   $ 10.96   $ 10.54
                                  -------    -------   ------  ------   -------   -------
Income from Investment Operations
   Net Investment Income ......      0.18       0.47     0.58    0.59      0.57      0.59
   Net Realized and Unrealized
     Gain (Loss) ..............      0.24       0.01+    0.72    0.02+    (0.75)     0.42
                                  -------    -------  -------  -------  -------   -------
Total from Investment
   Operations .................      0.42       0.48     1.30    0.61     (0.18)     1.01
                                  -------    -------  -------  -------  -------   -------
Distributions:
   Net Investment Income ......     (0.18)     (0.48)   (0.58)  (0.59)    (0.58)    (0.59)
   Net Realized Gain ..........     (0.22)        --       --      --     (0.13)       --
                                  -------    -------  -------  -------  -------   -------
     Total Distributions ......     (0.40)     (0.48)   (0.58)  (0.59)    (0.71)    (0.59)
                                  -------    -------  -------  -------  -------   -------
Net Asset Value, End of Period    $ 10.83    $ 10.81  $ 10.81  $10.09   $ 10.07   $ 10.96
                                  =======    =======  =======  ======   =======   =======

TOTAL RETURN++ ................      4.00%**    4.66%   13.21%   6.27%    (1.71)%    9.81%
                                  =======    =======  =======  =======  =======   =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ................   $37,786    $38,212  $46,197 $52,774   $66,180   $73,784
Ratio of Expenses to
   Average Net Assets .........     10.99%***   1.03%    0.88%   0.81%     0.78%     0.71%
Ratio of Net Investment Income
   to Average Net Assets ......      3.30%***   4.49%*   5.56%   5.93%     5.49%     5.48%
Portfolio Turnover Rate .......        39%        42%      36%     38%       52%       48%

+ THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2002 AND OCTOBER 31, 2000 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
* THE RECLASSIFICATION OF PAYDOWN GAINS AND LOSSES HAD NO PER SHARE EFFECT. THE PORTFOLIO'S RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 3.45% WITH THE RECLASSIFICATION OF PAYDOWN GAINS AND LOSSES FOR THE YEAR ENDED OCTOBER 31, 2002. RATIOS FOR PRIOR PERIODS HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.
**  NOT ANNUALIZED
*** ANNUALIZED
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND TS&W FIXED INCOME PORTFOLIO ACQUIRED THE ASSETS OF THE UAMTS&W FIXED INCOME PORTFOLIO, A SERIES OF THE UAMFUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND TS&W FIXED INCOME PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM TS&W FIXED INCOME PORTFOLIO. SEE NOTE 1 IN NOTES TO THE FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------

                                                         SELECTED PER SHARE DATA & RATIOS
                                           FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 SIX MONTHS
                                    ENDED               YEARS ENDED OCTOBER 31,
                                  APRIL 30,  --------------------------------------------
                                    2003
                                 (UNAUDITED)  2002(1)   2001    2000     1999       1998
                                 ----------- -------  -------  -------  -------   -------
Net Asset Value,
   Beginning of Period .........  $   9.29   $ 10.68  $ 19.80  $ 20.17  $ 15.10   $ 15.14
                                  --------   -------  -------  -------  -------   -------
Income from Investment Operations
   Net Investment Income .......      0.04      0.04     0.05     0.02     0.08      0.06
   Net Realized and Unrealized
     Gain (Loss) ...............     (0.02)    (1.40)   (4.72)    1.50     5.01      0.32
                                  --------   -------  -------  -------  -------   -------
   Total from Investment
     Operations ................      0.02     (1.36)   (4.67)    1.52     5.09      0.38
                                  --------   -------  -------  -------  -------   -------
Redemption Fees ................        --+       --+    0.01     0.05       --        --
                                  --------   -------  -------  -------  -------   -------
Distributions:
   Net Investment Income .......     (0.02)    (0.03)   (0.04)   (0.08)   (0.02)    (0.08)
   Net Realized Gain ...........        --        --    (4.42)   (1.86)      --     (0.34)
                                  --------   -------  -------  -------  -------   -------
     Total Distributions .......     (0.02)    (0.03)   (4.46)   (1.94)   (0.02)    (0.42)
                                  --------   -------  -------  -------  -------   -------
Net Asset Value, End of Period .  $   9.29   $  9.29  $ 10.68  $ 19.80  $ 20.17   $ 15.10
                                  ========   =======  =======  =======  =======   =======

TOTAL RETURN++ .................      0.21%*  (12.78)% (29.81)%   7.16%   33.77%     2.67%
                                  ========   =======  =======  =======  =======   =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .................   $54,052   $63,655  $80,171 $115,479 $114,213  $116,969
Ratio of Expenses to
   Average Net Assets ..........      1.52%**   1.45%    1.43%    1.36%    1.37%     1.32%
Ratio of Net Investment Income
   to Average Net Assets .......      0.81%**   0.33%    0.35%    0.08%    0.39%     0.42%
Portfolio Turnover Rate ........         4%       22%      26%      26%      21%       28%


+   AMOUNT WAS LESS THAN $0.01 PER SHARE.
++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
*   NOT ANNUALIZED
**  ANNUALIZED
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND TS&W INTERNATIONAL EQUITY PORTFOLIO ACQUIRED THE ASSETS OF THE UAM TS&W INTERNATIONAL EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND TS&W INTERNATIONAL EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM TS&W INTERNATIONAL EQUITY PORTFOLIO. SEE NOTE 1 TO THE FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 portfolios. The financial statements herein are those of the TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (the "Portfolios"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolios' prospectus provides a description of the Portfolios' investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (the "UAM Portfolios"), each a series of the UAM Funds, Inc. (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolios through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

     are valued at the official closing price, or if there is none, at the last sales price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

     Securities for which market quotations are not readily available, of which there were none at April 30, 2003, are valued at fair value or in accordance with procedures approved by, the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the TS&W International Equity Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The TS&W International Equity Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

     on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the TS&W International Equity Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The TS&W International Equity Portfolio may enter into forward foreign currency exchange contracts to hedge the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the TS&W International Equity Portfolio as unrealized gain or loss. The TS&W International Equity Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- The TS&W Equity Portfolio distributes substantially all of its net investment income quarterly. The TS&W Fixed Income Portfolio distributes substantially all of its net investment income daily. The TS&W International Equity Portfolio distributes substantially all of its net investment income annually. Any realized net capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

The Trust entered into an agreement effective June 24, 2002 with the Distributor to act as an agent in placing repurchase agreements for the Trust. The Distributor received $931 for the six months ended April 30, 2003.

4. ADMINISTRATIVE, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and SEI Investments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company, are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the six months ended April 30, 2003, the Administrator was paid 0.25% on the daily average net assets of the Portfolios.

The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolios for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolios that were serviced by the financial representative.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Thompson, Siegel & Walmsley, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc. provides investment advisory services to the Portfolios at a fee calculated at an annual rate of the average daily net assets for the month, as follows.

     TS&W PORTFOLIOS                                              RATE
     --------------------                                      ----------
     Equity ..............................................        0.75%
     Fixed Income ........................................        0.45%
     International Equity ................................        1.00%

Union Bank of California, N.A. acts as Custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2003, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

TS&W PORTFOLIOS                                  PURCHASES         SALES
---------------                                 -----------      -----------
Equity .....................................    $10,830,718      $12,415,205
Fixed Income ...............................     11,814,316        6,195,965
International Equity .......................      2,480,035       10,402,101

Purchases and sales of long-term U.S. Government securities were $7,921,921 and $5,666,915 respectively, for the TS&W Fixed Income Portfolio. There were no purchases or sales of long-term U.S. Government securities for the TS&W Equity Portfolio or the TS&W International Equity Portfolio.

7. FEDERAL TAX INFORMATION:

It is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions and a reclass of distributions. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. These differences are primarily due to return of capital, GNMA paydowns and foreign currency gains or losses for tax purposes.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2002, the Funds had the following capital loss carryforwards:


                                            EXPIRES     EXPIRES   TOTAL CAPITAL
TS&W PORTFOLIOS                              2010        2009    LOSS CARRYOVER
---------------                            --------    --------  --------------
Equity ................................  $4,817,939   $     --     $4,817,939
International Equity ..................   2,972,349    250,200      3,222,549

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------


For Federal income tax purposes, the cost of securities owned at April 30, 2003, and the net unrealized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolios at April 30, 2003, were as follows:

                                                                  NET UNREALIZED
                                     APPRECIATED    DEPRECIATED    APPRECIATION
TS&W PORTFOLIOS                      SECURITIES     SECURITIES    (DEPRECIATION)
----------------                     -----------    ----------    -------------
Equity ............................  $3,076,209   $ (2,196,886)   $    879,323
Fixed Income ......................   1,679,841             (6)      1,679,835
International Equity ..............   4,527,442    (15,188,575)    (10,661,133)

8. CONCENTRATION OF RISK:

At April 30, 2003, the net assets of the TS&W International Equity Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

When the TS&W International Equity Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and EDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the TS&W International Equity Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The TS&W International Equity Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The TS&W International Equity Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

9. OTHER:

At April 30, 2003,  the  percentage of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for each Portfolio was as follows:

                                                      NO. OF          %
TS&W  PORTFOLIOS                                   SHAREHOLDERS   OWNERSHIP
----------------                                   ------------   ---------
Equity .........................................         1            19%
Fixed Income ...................................         1            31%
International Equity ...........................         2            28%

The TS&W International Equity Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 90 days. For the six months ended April 30, 2003 there were $1,900 in redemption fees retained.

                                      NOTES

                                      NOTES

                                      NOTES

                                 TS&W PORTFOLIOS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-4TSW-FUN

                                    ADVISER:
                        Thompson, Siegel & Walmsley, Inc.
                              5000 Monument Avenue
                             Richmond, VA 23230-0883

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








                This  information  must be preceded or  accompanied by a current prospectus for the Portfolios described.



TSW-SA-001-0100

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5-6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                              SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03


By (Signature and Title)*               \s\ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.